Insurance technical provisions and pension plans (Details 9) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Changes in reinsurance assets [abstract]
At the beginning of the year		R$ 1,186,194	R$ 1,144,506
Additions		186,867	667,908
Reversals		(139,641)	(485,724)
Recovered insurance losses		(259,433)	(173,908)
Adjustment for inflation and interest		(411)	43,790
Others	[1]	(754,362)	(10,378)
At the end of the year		R$ 219,214	R$ 1,186,194

[1]	Includes the transfer of part of the operation of the large risk portfolio (Note 43).